Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Commitments and contingencies

14. Commitments and contingencies

Operating lease commitments

The Group has leased office premises under non-cancellable operating lease agreements. These leases have varying terms and contain renewal rights. Future aggregate minimum lease payments under non-cancellable operating leases agreements are as follows:

As of December 31, 2017
RMB
Within one year	20,452
After one year but within two years	18,451
Later than two years	15,915

Total	54,818

For the years ended December 31, 2015, 2016 and 2017, the Group incurred rental expenses under operating leases of RMB 9,259, RMB 9,898 and RMB11,004, respectively.

Advertising commitments

The Group has engaged third party service providers for marketing and user traffic acquisitions through various advertising channels. The amount of advertising purchase commitments was RMB1,304 and RMB546 as of December 31, 2016 and 2017, respectively.

Capital and other commitments

The Group did not have significant capital and other commitments as of December 31, 2016 and 2017.

Legal proceedings

From time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of its business. As of December 31, 2017, the Group was not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations and cash flows.